Intangible assets - Accumulated impairment losses and amortisation (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 53,244,000
Balance at the end of the period	47,207,000	€ 53,244,000
Significant licences | Germany
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,270,000
Balance at the end of the period	2,979,000	3,270,000
Significant licences | Italy
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,415,000
Balance at the end of the period	3,123,000	3,415,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,209,000
Balance at the end of the period	1,055,000	1,209,000
Significant licences | Spain.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	809,000
Balance at the end of the period	758,000	809,000
Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	31,884,000
Balance at the end of the period	27,615,000	31,884,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	10,963,000
Balance at the end of the period	€ 9,969,000	10,963,000
Licence and spectrum fees | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	40 years
Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 5,846,000
Balance at the end of the period	6,012,000	5,846,000
Net book value of assets under construction not depreciated	€ 1,451,000	1,955,000
Computer software | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	30 years
Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 4,539,000
Balance at the end of the period	€ 3,598,000	4,539,000
Customer bases | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	37 years
Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 12,000
Balance at the end of the period	13,000	12,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	163,877,000	163,499,000
Exchange movements	(2,850,000)	(148,000)
Arising on acquisition		44,000
Disposal of subsidiaries	(5,192,000)
Additions	3,250,000	3,635,000
Disposals	(1,834,000)	(3,180,000)
Hyperinflation impacts	1,609,000
Other		27,000
Balance at the end of the period	162,128,000	163,877,000
Cost | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,268,000
Balance at the end of the period		3,268,000
Cost | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	167,145,000
Balance at the end of the period		167,145,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	99,333,000	99,364,000
Exchange movements	(783,000)	(21,000)
Arising on acquisition		10,000
Disposal of subsidiaries	(3,939,000)
Hyperinflation impacts	729,000
Balance at the end of the period	96,904,000	99,333,000
Cost | Goodwill. | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,564,000
Balance at the end of the period		1,564,000
Cost | Goodwill. | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	100,897,000
Balance at the end of the period		100,897,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	33,926,000	33,528,000
Exchange movements	(1,270,000)	(148,000)
Disposal of subsidiaries	(443,000)
Additions	439,000	901,000
Disposals	(2,000)	(356,000)
Hyperinflation impacts	557,000
Other		1,000
Balance at the end of the period	34,306,000	33,926,000
Cost | Licence and spectrum fees | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,099,000
Balance at the end of the period		1,099,000
Cost | Licence and spectrum fees | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	35,025,000
Balance at the end of the period		35,025,000
Cost | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,713,000	17,833,000
Exchange movements	(504,000)	(60,000)
Disposal of subsidiaries	(348,000)
Additions	2,804,000	2,727,000
Disposals	(1,831,000)	(2,823,000)
Hyperinflation impacts	232,000
Other		36,000
Balance at the end of the period	18,474,000	17,713,000
Cost | Computer software | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	408,000
Balance at the end of the period		408,000
Cost | Computer software | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	18,121,000
Balance at the end of the period		18,121,000
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	12,442,000	12,308,000
Exchange movements	(240,000)	80,000
Arising on acquisition		54,000
Disposal of subsidiaries	(458,000)
Hyperinflation impacts	51,000
Balance at the end of the period	11,905,000	12,442,000
Cost | Customer bases | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	110,000
Balance at the end of the period		110,000
Cost | Customer bases | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	12,552,000
Balance at the end of the period		12,552,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	463,000	466,000
Exchange movements	(53,000)	1,000
Disposal of subsidiaries	(4,000)
Additions	7,000	7,000
Disposals	(1,000)	(1,000)
Hyperinflation impacts	40,000
Other		(10,000)
Balance at the end of the period	539,000	463,000
Cost | Others | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	87,000
Balance at the end of the period		87,000
Cost | Others | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	550,000
Balance at the end of the period		550,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(110,633)	(109,950,000)
Exchange movements	1,892,000	220,000
Disposal of subsidiaries	448
Amortisation charge for the year	4,031,000	4,044,000
Disposals	1,817,000	3,173,000
Hyperinflation impacts	(1,434,000)
Other		(32,000)
Balance at the end of the period	(114,921,000)	(110,633)
Accumulated impairment losses and amortisation | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(2,980)
Balance at the end of the period		(2,980)
Accumulated impairment losses and amortisation | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(113,613,000)
Balance at the end of the period		(113,613,000)
Accumulated impairment losses and amortisation | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(67,449)	(67,633,000)
Exchange movements	414,000	184,000
Disposal of subsidiaries	39
Hyperinflation impacts	(729,000)
Balance at the end of the period	(69,289,000)	(67,449)
Accumulated impairment losses and amortisation | Goodwill. | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(1,564)
Balance at the end of the period		(1,564)
Accumulated impairment losses and amortisation | Goodwill. | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(69,013,000)
Balance at the end of the period		(69,013,000)
Accumulated impairment losses and amortisation | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(22,963)	(22,043,000)
Exchange movements	846,000	35,000
Disposal of subsidiaries	147
Amortisation charge for the year	1,133,000	1,306,000
Disposals	2,000	351,000
Hyperinflation impacts	(407,000)
Balance at the end of the period	(24,337,000)	(22,963)
Accumulated impairment losses and amortisation | Licence and spectrum fees | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(829)
Balance at the end of the period		(829)
Accumulated impairment losses and amortisation | Licence and spectrum fees | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(23,792,000)
Balance at the end of the period		(23,792,000)
Accumulated impairment losses and amortisation | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(11,867)	(12,496,000)
Exchange movements	351,000	72,000
Disposal of subsidiaries	180
Amortisation charge for the year	2,343,000	2,225,000
Disposals	1,814,000	2,821,000
Hyperinflation impacts	(207,000)
Other		(39,000)
Balance at the end of the period	(12,462,000)	(11,867)
Accumulated impairment losses and amortisation | Computer software | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(390)
Balance at the end of the period		(390)
Accumulated impairment losses and amortisation | Computer software | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(12,257,000)
Balance at the end of the period		(12,257,000)
Accumulated impairment losses and amortisation | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(7,903)	(7,324,000)
Exchange movements	231,000	(70,000)
Disposal of subsidiaries	80
Amortisation charge for the year	554,000	509,000
Hyperinflation impacts	(51,000)
Balance at the end of the period	(8,307,000)	(7,903)
Accumulated impairment losses and amortisation | Customer bases | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(110)
Balance at the end of the period		(110)
Accumulated impairment losses and amortisation | Customer bases | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(8,013,000)
Balance at the end of the period		(8,013,000)
Accumulated impairment losses and amortisation | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(451)	(454,000)
Exchange movements	50,000	(1,000)
Disposal of subsidiaries	2
Amortisation charge for the year	1,000	4,000
Disposals	1,000	1,000
Hyperinflation impacts	(40,000)
Other		7,000
Balance at the end of the period	(526,000)	(451)
Accumulated impairment losses and amortisation | Others | Adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(87)
Balance at the end of the period		(87)
Accumulated impairment losses and amortisation | Others | After adoption of IAS 29
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ (538,000)
Balance at the end of the period		€ (538,000)